Reportable Segments ETP Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Revenues	$ 13,481	$ 14,987	$ 14,143	$ 13,080	$ 12,607	$ 12,486	$ 12,063	$ 11,179	$ 55,691	$ 48,335	$ 16,964
Investment In ETP [Member]
Revenue from External Customer [Line Items]
Revenues									58,569	50,411	17,904
Investment In ETP [Member] | Intrastate Transportation And Storage [Member]
Revenue from External Customer [Line Items]
Revenues									2,857	2,452	2,191
Investment In ETP [Member] | Interstate Transportation and Storage [Member]
Revenue from External Customer [Line Items]
Revenues									1,072	1,309	1,109
Investment In ETP [Member] | Midstream [Member]
Revenue from External Customer [Line Items]
Revenues									6,823	4,276	3,077
Investment In ETP [Member] | NGL Transportation And Services [Member]
Revenue from External Customer [Line Items]
Revenues									3,911	2,126	650
Investment In ETP [Member] | Investment in Sunoco Logistics [Member]
Revenue from External Customer [Line Items]
Revenues									18,088	16,639	3,189
Investment In ETP [Member] | Retail Marketing [Member]
Revenue from External Customer [Line Items]
Revenues									22,487	21,012	5,926
Investment In ETP [Member] | Other Segments [Member]
Revenue from External Customer [Line Items]
Revenues									3,331	2,597	1,762
Investment In ETP [Member] | External Customers [Member]
Revenue from External Customer [Line Items]
Revenues									55,475	48,335	16,964
Investment In ETP [Member] | Intersegment [Member]
Revenue from External Customer [Line Items]
Revenues									$ 3,094	$ 2,076	$ 940